UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4992

MFS HIGH YIELD MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® High Yield Municipal Trust

QUARTERLY REPORT

August 31, 2011

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 157.5%
Airport Revenue – 3.2%
Dallas Fort Worth, TX, International Airport Rev. Improvement, “B”, AGM, 5%, 2025	$3,000,000	$3,046,089
Houston, TX, Airport System Rev., “B”, 5%, 2026	175,000	186,305
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	255,000	260,776
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	290,000	294,692

		$3,787,862

General Obligations - General Purpose – 1.2%
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 2030	$780,000	$845,629
Luzerne County, PA, AGM, 6.75%, 2023	455,000	520,848

		$1,366,477

General Obligations - Improvement – 0.1%
Guam Government, “A”, 7%, 2039	$90,000	$92,238

General Obligations - Schools – 2.3%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2029	$2,195,000	$844,087
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	275,000	91,611
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	280,000	86,310
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	560,000	160,759
Irving, TX, Independent School District, Capital Appreciation, “A”, PSF, 0%, 2016	1,000,000	944,490
Los Angeles, CA, Unified School District, “D”, 5%, 2034	165,000	170,927
San Jacinto, TX, Community College District, 5.125%, 2038	430,000	449,273

		$2,747,457

Healthcare Revenue - Hospitals – 38.0%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$440,000	$459,188
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	435,000	369,602
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	625,000	530,613
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	320,000	298,346
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	170,000	172,072
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 2040	590,000	535,301
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	130,000	122,311
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	185,000	188,596
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	500,000	473,555
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	660,000	713,559
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 2041	625,000	637,400
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	290,000	231,788
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	60,000	58,090
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	965,000	1,106,160
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	500,000	582,065
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	410,000	415,588

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.75%, 2035	$195,000	$198,574
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), 5%, 2038	500,000	352,720
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	205,000	228,483
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)	2,750,000	3,673,643
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	390,000	319,281
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	485,000	543,171
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	485,000	500,666
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 2041	660,000	672,560
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,745,000	1,633,809
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	945,000	890,738
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	425,000	431,996
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	1,120,000	1,103,962
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	410,000	393,887
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	300,000	327,396
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	100,000	107,578
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	570,000	584,301
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 2029	435,000	423,255
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	210,000	197,461
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	880,000	822,914
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2037	1,315,000	1,327,019
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,265,000	1,217,208
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	60,000	54,077
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	60,000	51,586
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	735,000	817,842
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 2032	445,000	495,650
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	1,000,000	842,190
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	250,000	244,383
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	500,000	483,185
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	485,000	392,850
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	125,000	114,849

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	$825,000	$739,316
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	585,000	584,374
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	175,000	184,977
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	25,000	25,110
New Hampshire Health & Educational Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2021	530,000	511,551
New Hanover County, NC, Hospital Rev., AGM, 5.125%, 2031	895,000	928,795
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	545,000	515,570
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	245,000	233,720
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	190,000	207,769
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	115,000	123,911
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	155,000	127,793
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	90,000	75,572
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	235,000	184,926
Norman, OK, Regional Hospital Authority Rev., 5.125%, 2037	415,000	311,308
North Carolina Medical Care Commission Health Care Facilities Rev. (Novant Health), “A”, 4.75%, 2043	905,000	785,440
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,095,000	1,196,627
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	150,000	159,846
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	890,000	898,767
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	375,000	370,485
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	395,000	352,423
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	660,000	742,916
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	485,000	563,633
Salida, CO, Hospital District Rev., 5.25%, 2036	734,000	637,464
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	90,000	88,690
South Lake County, FL, Hospital District Rev. (South Lake Hospital), 6.375%, 2034	250,000	250,968
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	85,000	85,149
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	125,000	125,143
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	350,000	350,228
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	550,000	550,000
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2026	500,000	459,520
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,085,000	966,214
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (d)	375,000	31,875
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	230,000	196,944
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	190,000	160,755

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Virginia Small Business Financing Authority, Hospital Rev. (Wellmont Health Project), “A”, 5.25%, 2037	$470,000	$416,575
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 2039	440,000	470,615
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	105,000	107,744
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	350,000	357,133
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 6.1%, 2034	750,000	748,103
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 2031	725,000	734,150
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 2041	490,000	508,493
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.75%, 2012 (c)	450,000	465,579
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	935,000	801,547
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	390,000	369,311

		$45,048,497

Healthcare Revenue - Long Term Care – 21.5%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 5.9%, 2025	$750,000	$613,845
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	200,000	170,586
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	500,000	487,305
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	90,000	80,140
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	120,000	95,984
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	215,000	211,083
Capital Projects Finance Authority, FL, (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	490,000	527,421
Chartiers Valley, PA, Industrial & Commercial Development Authority (Friendship Village), “A”, 5.75%, 2020	1,000,000	1,000,730
Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Asbury Health Center), 6.375%, 2024	1,000,000	976,770
Colorado Health Facilities Authority Rev. (American Housing Foundation, Inc.), 8.5%, 2011 (c)	515,000	524,198
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	475,000	424,527
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	1,100,000	910,360
Columbus, GA, Housing Authority Rev. (Calvary Community, Inc.), 7%, 2019	370,000	338,269
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	695,000	707,420
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2026	500,000	464,900
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	140,000	155,915
Houston, TX, Health Facilities Development Corp. (Buckingham Senior Living Community), “A”, 7%, 2014 (c)	500,000	582,375
Howard County, MD, Retirement Facilities Rev. (Vantage House Corp.), “A”, 5.25%, 2033	200,000	146,002

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	$850,000	$857,939
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,000,000	864,250
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	525,000	494,629
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	975,000	882,356
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	415,000	407,858
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2028	1,475,000	1,264,326
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	440,000	255,275
Kentucky Economic Development Finance Authority Health Facilities Rev. (AHF/Kentucky-Iowa, Inc.), 8%, 2029	353,000	354,751
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	525,000	527,126
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	695,000	641,541
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	1,020,000	901,313
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	185,000	107,300
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	45,000	25,200
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	155,000	155,028
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	125,000	126,414
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	80,000	81,707
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	115,000	117,274
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	150,000	131,090
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	600,000	504,540
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	400,000	376,204
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	300,000	257,052
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	500,000	439,745
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	500,000	414,940
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	195,000	174,069
Roseville, MN, Elder Care Facilities (Care Institute, Inc.), 7.75%, 2023	1,630,000	1,275,491
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	300,000	281,151
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027 (a)	280,000	140,868
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042 (a)	260,000	128,661
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	200,000	155,218
St. John’s County, FL, Industrial Development Authority Rev. (Glenmoor Project), “A”, 5.25%, 2026	500,000	405,235
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	610,000	609,957
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	550,000	552,574

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	$415,000	$414,668
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	770,000	783,567
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	130,000	133,514
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	195,000	196,995
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Retirement Community), “A”, 5.875%, 2032	600,000	522,648
Westmoreland County, PA, Industrial Development Retirement Authority Rev. (Redstone Retirement Community), “A”, 5.75%, 2026	1,250,000	1,130,938

		$25,511,242

Healthcare Revenue - Other – 0.5%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$550,000	$608,482

Industrial Revenue - Airlines – 4.0%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$200,000	$230,324
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	150,000	160,853
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	355,000	313,923
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 6.75%, 2029	155,000	151,530
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 7%, 2029	200,000	200,020
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	935,000	870,102
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 9%, 2033	1,250,000	1,301,475
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	600,000	611,028
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	385,000	384,184
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc.), “B”, 8.5%, 2028	500,000	510,350

		$4,733,789

Industrial Revenue - Chemicals – 1.5%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$400,000	$374,704
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	655,000	724,489
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	660,000	645,322

		$1,744,515

Industrial Revenue - Environmental Services – 1.1%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$145,770
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	655,000	665,487
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	500,000	508,545

		$1,319,802

Industrial Revenue - Other – 3.0%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$315,000	$267,215

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – continued
California Statewide Communities, Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (d)	$53,546	$2,929
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	375,000	372,589
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	435,000	369,254
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	500,000	559,210
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,000,000	872,700
Virgin Islands Government Refinery Facilities Rev. (Hovensa Coker Project), 6.5%, 2021	250,000	246,238
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	400,000	369,916
Will-Kankakee, IL, Regional Development Authority Rev. (Flanders Corp.), 6.5%, 2017 (c)	500,000	508,085

		$3,568,136

Industrial Revenue - Paper – 3.6%
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027	$1,000,000	$918,680
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	400,000	383,308
Brunswick & Glynn County, GA, Development Authority Rev. (Georgia-Pacific LLC), 5.55%, 2026	505,000	476,215
Courtland, AL, Industrial Development Board Solid Waste Disposal Rev. (Champion International Corp.), 6%, 2029	1,000,000	985,920
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2026	980,000	886,087
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	290,000	243,681
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	400,000	398,980

		$4,292,871

Miscellaneous Revenue - Entertainment & Tourism – 1.3%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 5.6%, 2013 (n)	$335,000	$334,913
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	135,000	135,603
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	85,000	86,206
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	650,000	522,971
Mashantucket Western Pequot Tribe, CT, Capital Appreciation, “B”, 0%, 2018 (a)(n)	1,100,000	250,360
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	351,999	4
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	280,000	246,420

		$1,576,477

Miscellaneous Revenue - Other – 3.1%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	$305,000	$284,748
Capital Trust Agency, FL (Aero Syracuse LLC), 6.75%, 2032	350,000	301,994
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	65,000	69,329
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	305,000	322,214
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	845,000	894,424
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	40,000	40,474
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	955,000	999,245
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	600,000	510,354

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
V Lakes Utility District, MS, Water Systems Rev., 7%, 2037	$300,000	$263,862

		$3,686,644

Multi-Family Housing Revenue – 4.9%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$495,000	$475,220
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 4.5%, 2032 (q)	625,000	299,925
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2019 (n)	1,000,000	1,029,880
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	655,000	641,160
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (b)	918,667	693,594
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “C”, 8%, 2032	275,000	276,705
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “D”, 10%, 2032	280,000	281,677
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037 (q)	605,000	336,071
MuniMae TE Bond Subsidiary LLC, 5.8%, 2049 (z)	1,000,000	650,300
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	455,481	435,727
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	780,000	667,306

		$5,787,565

Parking – 0.3%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$300,000	$312,837

Port Revenue – 1.5%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	$285,000	$279,904
Port Authority NY & NJ, Cons Thirty Seventh, AGM, 5.125%, 2030	1,450,000	1,497,386

		$1,777,290

Sales & Excise Tax Revenue – 6.3%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$500,000	$310,565
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	630,000	627,638
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	300,000	297,516
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024 (f)	1,095,000	1,305,974
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	840,000	863,159
Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, NATL, 0%, 2015	3,000,000	2,701,050
Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, ETM, FGIC, 0%, 2014 (c)	1,010,000	991,153
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	35,000	34,841
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2032	460,000	394,643

		$7,526,539

Single Family Housing - Local – 1.2%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$468,982	$455,363
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	1,000,000	994,320

		$1,449,683

Single Family Housing - State – 2.2%
California Housing Finance Agency Rev., “G”, 5.5%, 2042	$330,000	$330,155

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	$1,115,000	$1,148,316
Iowa Finance Authority, Single Family Mortgage Rev., “E”, 5.4%, 2032	365,000	370,654
Kentucky Counties Single Family Mortgage Rev., “A”, NATL, 9%, 2016	5,000	5,000
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	165,000	166,653
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	210,000	218,675
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	340,000	356,041

		$2,595,494

Solid Waste Revenue – 0.1%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	$75,000	$78,149

State & Agency - Other – 0.5%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$97,901
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	500,000	470,195

		$568,096

State & Local Agencies – 5.0%
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	$500,000	$511,595
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	110,000	101,671
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	295,000	295,655
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	700,000	712,425
Michigan Building Authority Rev., Facilities Program, “I”, 5%, 2024 (c)	45,000	45,234
Michigan Building Authority Rev., Facilities Program, “I”, 5%, 2024	955,000	960,014
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	800,000	811,736
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	400,000	405,144
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	135,000	139,714
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	80,000	105,598
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026	820,000	1,093,896
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 2033	660,000	727,683

		$5,910,365

Student Loan Revenue – 0.4%
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	$425,000	$442,417
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	25,000	27,096

		$469,513

Tax - Other – 1.5%
Dallas County, TX, Flood Control District, 7.25%, 2032	$750,000	$767,963
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	360,000	347,260
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	440,000	461,578
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	205,000	216,722

		$1,793,523

Tax Assessment – 8.1%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$140,000	$133,081
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.4%, 2020	500,000	510,845
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	230,000	190,433
Celebration Community Development District, FL, “A”, 6.4%, 2034	675,000	678,186

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Channing Park Community Development District, FL, 5.3%, 2038	$300,000	$239,364
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	310,000	311,321
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	196,870
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	315,000	267,057
Homestead, FL, Community Development District, Special Assessment, “A”, 6%, 2037	365,000	226,293
Homestead, FL, Community Development District, Special Assessment, “B”, 5.9%, 2013	150,000	89,172
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	500,000	501,190
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	250,000	222,973
Main Street Community Development District, FL, “A”, 6.8%, 2038	280,000	238,272
Northwest Metropolitan District No. 3, CO, 6.25%, 2035	500,000	399,295
Oakmont Grove Community Development District, FL, “A”, 5.4%, 2038 (d)	300,000	111,000
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	125,000	125,651
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.8%, 2026	290,000	282,170
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	1,460,000	1,280,727
San Diego, CA, Redevelopment Agency, Tax Allocation, Capital Appreciation, AGM, 0%, 2018	1,015,000	749,912
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039 (d)	800,000	239,000
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	190,000	83,600
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	585,000	378,594
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	185,000	160,595
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	483,000	363,796
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	470,000	208,121
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (d)	960,000	364,800
Wyandotte County-Kansas City, KS, Unified Government Transportation Development District (Legends Village West Project), 4.875%, 2028	580,000	428,434
Yorba Linda, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, “A”, NATL, 0%, 2024	1,325,000	586,167

		$9,566,919

Tobacco – 8.4%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$3,270,000	$2,546,938
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	245,000	184,649
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	970,000	1,048,648
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	525,000	370,235
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	440,000	304,594
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,365,000	1,396,163
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	1,815,000	162,787
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	3,355,000	2,215,843
Rhode Island Tobacco Settlement Authority, 6%, 2023	1,260,000	1,270,975

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	$500,000	$503,385

		$10,004,217

Toll Roads – 4.1%
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, NATL, 0%, 2018	$1,500,000	$1,026,765
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	215,000	218,201
North Texas Tollway Authority Rev., 6%, 2038	765,000	812,002
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., Capital Appreciation, “A”, NATL, 0%, 2015	3,000,000	2,448,600
Texas Private Activity Bond, Surface Transportation Corp., 7%, 2040	400,000	415,384

		$4,920,952

Universities - Colleges – 9.1%
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	$540,000	$559,073
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	1,270,000	1,363,650
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	102,350
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,154,290
Grand Valley, MI, State University Rev., 5.5%, 2027	135,000	145,264
Grand Valley, MI, State University Rev., 5.625%, 2029	65,000	69,782
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	540,000	518,967
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	110,000	79,239
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	670,000	698,375
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	155,000	162,006
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 2037	580,000	590,457
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	255,000	287,637
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	725,000	772,857
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	455,000	443,862
Ohio Higher Education Facilities Rev. (Ashland University Project), 6.25%, 2024	660,000	674,540
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	335,000	347,482
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 2029	1,880,000	1,948,507
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	300,000	331,539
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	220,000	237,081
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	80,000	86,265
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	280,000	283,301

		$10,856,524

Universities - Dormitories – 1.9%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 2041	$200,000	$205,336
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	735,000	630,917
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	240,000	249,934
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	480,000	488,966
Mississippi State University, Educational Building Corp., 5%, 2036	440,000	455,624

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – continued
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	$80,000	$80,266
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	110,000	108,301

		$2,219,344

Universities - Secondary Schools – 0.8%
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	$215,000	$205,562
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	135,000	131,455
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	195,000	200,013
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	535,000	415,064
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	50,000	50,789

		$1,002,883

Utilities - Cogeneration – 0.7%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	$320,000	$320,330
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	550,000	526,719

		$847,049

Utilities - Investor Owned – 5.5%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	$555,000	$199,328
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	975,000	977,545
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	245,000	267,285
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	500,000	499,260
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “D”, 6%, 2029 (b)	475,000	522,153
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	85,000	92,786
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	275,000	295,163
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,500,000	1,500,000
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	256,965
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	205,000	213,122
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	600,000	651,168
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,015,000	1,029,707

		$6,504,482

Utilities - Municipal Owned – 0.1%
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	$140,000	$147,707

Utilities - Other – 3.7%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$155,000	$178,301
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	335,000	365,338
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	335,000	322,809
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 5%, 2019	325,000	329,677
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	230,000	249,550
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	25,000	26,698

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – continued
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	$705,000	$609,035
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	1,710,000	1,703,417
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	270,000	267,114
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	165,000	161,319
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	240,000	234,718

		$4,447,976

Water & Sewer Utility Revenue – 6.8%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$370,000	$435,960
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	595,000	620,573
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	655,000	662,225
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	135,000	136,338
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	515,000	606,922
Houston, TX, Utility System Rev., “D”, 5%, 2036	435,000	456,589
King County, WA, Sewer Rev., 5%, 2040	1,395,000	1,461,793
Massachusetts Water Resources Authority, “B”, 5%, 2041	275,000	294,737
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2024	215,000	248,820
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2041	685,000	731,354
New York Environmental Facilities, “C”, 5%, 2041	945,000	1,014,750
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev. “DD”, 4.75%, 2035	790,000	807,151
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	700,000	626,325

		$8,103,537

Total Municipal Bonds		$186,975,133

Money Market Funds (v) – 3.4%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value	4,023,391	$4,023,391

Total Investments		$190,998,524

Other Assets, Less Liabilities – 2.3%		2,691,417
Preferred shares (Issued by the Fund) – (63.2)%		(75,000,000)

Net assets applicable to common shares – 100.0%		$118,689,941

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,384,544, representing 2.0% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate and a scheduled principal payment was missed.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

MFS High Yield Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/11 - continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.8%, 2049	10/14/04	$1,000,000	$650,300
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	10/17/01 - 1/14/02	455,481	435,727

Total Restricted Securities			$1,086,027
% of Net Assets Applicable to Common Shares			0.9%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS High Yield Municipal Trust

Supplemental Information (Unaudited) 8/31/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of August 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$186,975,133	$—	$186,975,133
Mutual Funds	4,023,391	—	—	4,023,391

Total Investments	$4,023,391	$186,975,133	$—	$190,998,524

Other Financial Instruments
Futures	$30,917	$—	$—	$30,917

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$192,389,358

Gross unrealized appreciation	$9,333,250
Gross unrealized depreciation	(10,724,084)

Net unrealized appreciation (depreciation)	$(1,390,834)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS High Yield Municipal Trust

Supplemental Information (Unaudited) 8/31/11 - continued

(3) Derivative Contracts at 8/31/11

Futures Contracts Outstanding at 8/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	188	$24,257,875	December-2011	$2,279
U.S. Treasury Bond 30 yr (Short)	USD	32	4,353,000	December-2011	28,638

					$30,917

At August 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	30,308,806	(26,285,415)	4,023,391

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,216	$4,023,391

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH YIELD MUNICIPAL TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: October 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: October 17, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2011

*	Print name and title of each signing officer under his or her signature.